SHARE-BASED COMPENSATION (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 29, 2017	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation				$ 114,062
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense		$ 54,757		114,062
Share-based compensation			$ 0		$ 0
Unrecognized compensation expense		$ 109,252		$ 109,252
Weighted-average period				5 months 15 days
Equityincentive Plan 2017 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted shares	2,000,000